CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,482	$ 1,172	$ 1,353
Other comprehensive income/(loss), net of tax:
Change in unrealized (loss)/gain on marketable securities	(291)	(25)	317
Change in unrealized foreign exchange differences	38	27	30
Change in actuarial (loss)/gain relating to pension	(3)	(32)	14
Change in unrealized gain/(loss) on interest rate swaps in subsidiaries	1	(2)	0
Deconsolidation of subsidiaries	(63)	0	0
Change in unrealized gain/(loss) on interest rate swaps in VIEs	20	(11)	15
Other comprehensive (loss)/income:	(298)	(43)	376
Total comprehensive income for the period	1,184	1,129	1,729
Comprehensive income attributable to the parent	1,073	1,081	1,620
Comprehensive income attributable to the non-controlling interest	111	48	109
The total balance of accumulated other comprehensive income as of December 31 is made up as follows:
Unrealized gain on marketable securities	1	292	317
Unrealized gain on foreign exchange	54	96	80
Actuarial (loss)/gain relating to pension	(11)	(15)	11
Unrealized (loss) on interest rate swaps in subsidiaries	0	(1)	0
Change in unrealized (loss)/gain on interest rate swaps in VIEs	(49)	(49)	(49)
Accumulated other comprehensive (loss)/income at December 31	$ (5)	$ 323	$ 359